DERIVATIVE LIABILITY (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Derivative [Line Items]
Share Price	$ 0.0032	$ 0.01	$ 0.0329
Debt Instrument, Convertible, Conversion Price	$ 0.002135		$ 0.00906
Derivative Liability, Measurement Input term			174 days
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	1.43	1.43	1.43
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.0242		0.0009
Minimum [Member]
Derivative [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.00574
Derivative Liability, Measurement Input term	196 days	182 days
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input		0.0080
Maximum [Member]
Derivative [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.015
Derivative Liability, Measurement Input term	197 days	287 days
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input		0.0113